Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of accumulated Other Comprehensive Losses
	Foreign	Unrealized gain on investment securities
	currency translation adjustment	Before tax amount	Income Tax (expense) or benefit	Net-of-tax amount
	RMB	RMB	RMB	RMB

Balance as of January 1, 2019	(6,255,637)	2,252,159	(563,040)	1,689,119
Other comprehensive loss, net	3,965,185	(2,024,106)	506,027	(1,518,079)
Balance as of December 31, 2019	(2,290,452)	228,053	(57,013)	171,040

Balance as of January 1, 2020	(2,290,452)	228,053	(57,013)	171,040
Other comprehensive loss, net	(16,166,094)	(228,053)	57,013	(171,040)
Balance as of December 31, 2020	(18,456,546)	-	-	-